Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Assets Subject to Fixed or Variable Interest Rates

Financial assets subject to fixed or variable interest rates are as follows:

	2017	2016
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at fixed rates
Cash and cash equivalents	51,745	5,000
Financial assets at variable rates
Cash and cash equivalents	13,708	14,433

Summary of Financial Assets and Liabilities in Foreign Currencies

Financial assets and liabilities in foreign currencies are as follows:

	2017	2016
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	2,656	3,068
Current income tax receivable	18	54
Cash and cash equivalents	72,645	251

Financial liabilities
Trade payables	148	126
Payroll taxes and social security	3	—
Accrued expenditure	468	167